Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments

(4) Investments

(a) Net Investment Income

Sources of net investment income were as follows for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Fixed maturity securities—taxable	$656	$660
Fixed maturity securities—non-taxable	2	4
Commercial mortgage loans	82	84
Restricted commercial mortgage loans related to securitization entities	7	9
Equity securities	4	4
Other invested assets	48	53
Policy loans	32	31
Cash, cash equivalents and short-term investments	7	10

Gross investment income before expenses and fees	838	855
Expenses and fees	(24)	(23)

Net investment income	$814	$832

(b) Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Available-for-sale securities:
Realized gains	$40	$63
Realized losses	(66)	(46)

Net realized gains (losses) on available-for-sale securities	(26)	17

Impairments:
Total other-than-temporary impairments	(12)	(16)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	—	(1)

Net other-than-temporary impairments	(12)	(17)

Trading securities	10	(25)
Commercial mortgage loans	2	2
Net gains related to securitization entities	7	34
Derivative instruments (1)	(42)	26
Contingent consideration adjustment	1	—
Other	(1)	—

Net investment gains (losses)	$(61)	$37

(1)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the periods ended March 31, 2013 and 2012 was $577 million and $357 million, respectively, which was approximately 90% of book value for both periods.

The following represents the activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in other comprehensive income (loss) (“OCI”) as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$387	$646
Additions:
Other-than-temporary impairments not previously recognized	2	2
Increases related to other-than-temporary impairments previously recognized	4	13
Reductions:
Securities sold, paid down or disposed	(142)	(51)

Ending balance	$251	$610

(c) Unrealized Investment Gains and Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$5,684	$6,086
Equity securities	44	34
Other invested assets	(5)	(8)

Subtotal	5,723	6,112
Adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves	(1,820)	(1,925)
Income taxes, net	(1,364)	(1,457)

Net unrealized investment gains (losses)	2,539	2,730
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	96	92

Net unrealized investment gains (losses) attributable to Genworth	$2,443	$2,638

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the three months ended March 31:

(Amounts in millions)	2013	2012
Beginning balance	$2,638	$1,485
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	(427)	(212)
Adjustment to deferred acquisition costs	16	(47)
Adjustment to present value of future profits	1	11
Adjustment to sales inducements	(3)	(10)
Adjustment to benefit reserves	91	1
Provision for income taxes	106	93

Change in unrealized gains (losses) on investment securities	(216)	(164)
Reclassification adjustments to net investment (gains) losses, net of taxes of $(13) and $ —	25	—

Change in net unrealized investment gains (losses)	(191)	(164)
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	4	(6)

Ending balance	$2,443	$1,327

(d) Fixed Maturity and Equity Securities

As of March 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other- than- temporarily impaired	Other-than- temporarily impaired	Not other- than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,510	$924	$—	$(53)	$—	$5,381
Tax-exempt	277	14	—	(21)	—	270
Government—non-U.S.	2,132	215	—	(2)	—	2,345
U.S. corporate	22,954	3,073	20	(111)	—	25,936
Corporate—non-U.S.	14,421	1,158	—	(39)	—	15,540
Residential mortgage-backed	5,542	535	10	(82)	(63)	5,942
Commercial mortgage-backed	2,948	162	3	(46)	(11)	3,056
Other asset-backed	2,620	51	—	(57)	(2)	2,612

Total fixed maturity securities	55,404	6,132	33	(411)	(76)	61,082
Equity securities	446	47	—	(3)	—	490

Total available-for-sale securities	$55,850	$6,179	$33	$(414)	$(76)	$61,572

As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other- than- temporarily impaired	Other-than- temporarily impaired	Not other- than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,484	$1,025	$—	$(18)	$—	$5,491
Tax-exempt	308	16	—	(30)	—	294
Government—non-U.S.	2,173	250	—	(1)	—	2,422
U.S. corporate	22,873	3,317	19	(104)	—	26,105
Corporate—non-U.S.	14,577	1,262	—	(47)	—	15,792
Residential mortgage-backed	5,744	549	13	(124)	(101)	6,081
Commercial mortgage-backed	3,253	178	5	(82)	(21)	3,333
Other asset-backed	2,660	50	—	(65)	(2)	2,643

Total fixed maturity securities	56,072	6,647	37	(471)	(124)	62,161
Equity securities	483	41	—	(6)	—	518

Total available-for-sale securities	$56,555	$6,688	$37	$(477)	$(124)	$62,679

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of March 31, 2013:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$766	$(53)	22	$—	$—	—	$766	$(53)	22
Tax-exempt	—	—	—	112	(21)	10	112	(21)	10
Government—non-U.S.	133	(2)	18	—	—	—	133	(2)	18
U.S. corporate	1,579	(50)	211	529	(61)	47	2,108	(111)	258
Corporate—non-U.S.	1,184	(17)	138	241	(22)	20	1,425	(39)	158
Residential mortgage-backed	277	(2)	42	360	(143)	227	637	(145)	269
Commercial mortgage-backed	172	(2)	23	533	(55)	92	705	(57)	115
Other asset-backed	153	(1)	31	150	(58)	16	303	(59)	47

Subtotal, fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897
Equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

% Below cost—fixed maturity securities:
<20% Below cost	$4,257	$(125)	479	$1,624	$(143)	267	$5,881	$(268)	746
20%-50% Below cost	7	(2)	6	272	(138)	92	279	(140)	98
>50% Below cost	—	—	—	29	(79)	53	29	(79)	53

Total fixed maturity securities	4,264	(127)	485	1,925	(360)	412	6,189	(487)	897

% Below cost—equity securities:
<20% Below cost	43	(2)	47	12	(1)	6	55	(3)	53

Total equity securities	43	(2)	47	12	(1)	6	55	(3)	53

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

Investment grade	$4,070	$(121)	439	$1,157	$(162)	175	$5,227	$(283)	614
Below investment grade (3)	237	(8)	93	780	(199)	243	1,017	(207)	336

Total for securities in an unrealized loss position	$4,307	$(129)	532	$1,937	$(361)	418	$6,244	$(490)	950

(1)	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.

As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 3% as of March 31, 2013.

Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

Of the $143 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was “BBB-” and approximately 61% of the unrealized losses were related to investment grade securities as of March 31, 2013. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 8% as of March 31, 2013. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$16	$(6)	1%	2	$—	$—	—%	—
U.S. corporate	18	(5)	1	1	—	—	—	—
Corporate—non-U.S.	32	(15)	3	7	—	—	—	—
Structured securities:
Residential mortgage-backed	21	(12)	2	9	2	(3)	1	6
Commercial mortgage-backed	2	(1)	—	2	—	(1)	—	1
Other asset-backed	51	(32)	7	3	—	—	—	—

Total structured securities	74	(45)	9	14	2	(4)	1	7

Total	$140	$(71)	14%	24	$2	$(4)	1%	7

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$2	$(1)	—%	3	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	94	(44)	9	52	18	(61)	12	41
Commercial mortgage-backed	22	(12)	2	12	3	(4)	1	3
Other asset-backed	14	(10)	2	1	6	(10)	2	2

Total structured securities	130	(66)	13	65	27	(75)	15	46

Total	$132	$(67)	13%	68	$27	$(75)	15%	46

For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

Corporate Debt Securities

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of March 31, 2013:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$50	$(20)	4%	8	$—	$—	—%	—

Total	$50	$(20)	4%	8	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Consumer-cyclical	$2	$(1)	—%	3	$—	$—	—%	—

Total	$2	$(1)	—%	3	$—	$—	—%	—

Of the total unrealized losses of $21 million for corporate fixed maturity securities presented in the preceding tables, $20 million, or 95%, of the unrealized losses related to issuers in the finance and insurance sector that were 29% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers’ financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of March 31, 2013. The $20 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

Structured Securities

Of the $190 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $64 million related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of March 31, 2013.

Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$655	$(18)	19	$—	$—	—	$655	$(18)	19
Tax-exempt	—	—	—	137	(30)	13	137	(30)	13
Government—non-U.S.	103	(1)	21	—	—	—	103	(1)	21
U.S. corporate	859	(19)	154	646	(85)	65	1,505	(104)	219
Corporate—non-U.S.	665	(9)	105	436	(38)	41	1,101	(47)	146
Residential mortgage-backed	152	(1)	32	494	(224)	278	646	(225)	310
Commercial mortgage-backed	183	(1)	20	749	(102)	130	932	(103)	150
Other asset-backed	282	(1)	42	185	(66)	18	467	(67)	60

Subtotal, fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938
Equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

% Below cost—fixed maturity securities:
<20% Below cost	$2,899	$(50)	393	$2,151	$(194)	337	$5,050	$(244)	730
20%-50% Below cost	—	—	—	445	(218)	128	445	(218)	128
>50% Below cost	—	—	—	51	(133)	80	51	(133)	80

Total fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938

% Below cost—equity securities:
<20% Below cost	47	(2)	29	12	(1)	11	59	(3)	40
20%-50% Below cost	5	(2)	3	2	(1)	2	7	(3)	5

Total equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

Investment grade	$2,761	$(43)	356	$1,616	$(209)	235	$4,377	$(252)	591
Below investment grade (3)	190	(11)	69	1,045	(338)	323	1,235	(349)	392

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

(1)	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

The scheduled maturity distribution of fixed maturity securities as of March 31, 2013 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,704	$2,731
Due after one year through five years	10,398	10,997
Due after five years through ten years	11,176	12,243
Due after ten years	20,016	23,501

Subtotal	44,294	49,472
Residential mortgage-backed	5,542	5,942
Commercial mortgage-backed	2,948	3,056
Other asset-backed	2,620	2,612

Total	$55,404	$61,082

As of March 31, 2013, $5,278 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

As of March 31, 2013, securities issued by utilities and energy, finance and insurance, and consumer—non-cyclical industry groups represented approximately 24%, 20% and 12% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

As of March 31, 2013, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders’ equity.

(e) Commercial Mortgage Loans

Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,953	33%	$1,895	32%
Office	1,595	27	1,580	27
Industrial	1,584	27	1,603	27
Apartments	542	9	552	9
Mixed use/other	230	4	282	5

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
Pacific	$1,582	27%	$1,553	26%
South Atlantic	1,549	26	1,587	27
Middle Atlantic	750	13	739	13
Mountain	458	8	463	8
East North Central	451	8	468	8
West North Central	374	6	353	6
New England	341	6	343	6
West South Central	259	4	265	4
East South Central	140	2	141	2

Subtotal	5,904	100%	5,912	100%

Unamortized balance of loan origination fees and costs	2		2
Allowance for losses	(40)		(42)

Total	$5,866		$5,872

The following tables set forth the aging of past due commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$7	$5	$—	$12	$1,941	$1,953
Office	1	—	—	1	1,594	1,595
Industrial	6	2	—	8	1,576	1,584
Apartments	—	—	4	4	538	542
Mixed use/other	1	—	—	1	229	230

Total recorded investment	$15	$7	$4	$26	$5,878	$5,904

% of total commercial mortgage loans	—%	—%	—%	—%	100%	100%

	December 31, 2012
(Amounts in millions)	31 - 60 days past due	61 -90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$3	$—	$3	$1,892	$1,895
Office	2	—	—	2	1,578	1,580
Industrial	—	—	—	—	1,603	1,603
Apartments	—	—	4	4	548	552
Mixed use/other	66	—	—	66	216	282

Total recorded investment	$68	$3	$4	$75	$5,837	$5,912

% of total commercial mortgage loans	1%	—%	—%	1%	99%	100%

As of March 31, 2013 and December 31, 2012, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of March 31, 2013 and December 31, 2012.

As of and for the three months ended March 31, 2013 and the year ended December 31, 2012, we modified or extended 12 and 38 commercial mortgage loans, respectively, with a total carrying value of $76 million and $279 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Allowance for credit losses:
Beginning balance	$42	$51
Charge-offs	—	(1)
Recoveries	—	—
Provision	(2)	(1)

Ending balance	$40	$49

Ending allowance for individually impaired loans	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$40	$49

Recorded investment:
Ending balance	$5,904	$6,076

Ending balance of individually impaired loans	$—	$2

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$5,904	$6,074

As of March 31, 2013 and December 31, 2012, we had no individually impaired commercial mortgage loans.

In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% -50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$553	$277	$920	$172	$31	$1,953
Office	318	224	721	295	37	1,595
Industrial	451	235	671	188	39	1,584
Apartments	165	85	248	29	15	542
Mixed use/other	73	24	112	15	6	230

Total recorded investment	$1,560	$845	$2,672	$699	$128	$5,904

% of total	26%	14%	46%	12%	2%	100%

Weighted-average debt service coverage ratio	2.27	1.76	2.07	1.17	1.05	1.95

(1)	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.

	December 31, 2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$548	$280	$874	$162	$31	$1,895
Office	323	237	688	288	44	1,580
Industrial	462	242	671	188	40	1,603
Apartments	167	140	201	29	15	552
Mixed use/other	68	24	103	81	6	282

Total recorded investment	$1,568	$923	$2,537	$748	$136	$5,912

% of total	27%	16%	42%	13%	2%	100%

Weighted-average debt service coverage ratio	2.13	1.73	2.09	1.18	2.48	1.95

(1)	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$100	$290	$401	$673	$385	$1,849
Office	147	167	280	625	292	1,511
Industrial	172	145	279	649	334	1,579
Apartments	8	48	99	242	145	542
Mixed use/other	27	25	52	90	36	230

Total recorded investment	$454	$675	$1,111	$2,279	$1,192	$5,711

% of total	8%	12%	19%	40%	21%	100%

Weighted-average loan-to-value	79%	70%	66%	62%	45%	61%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$87	$295	$391	$634	$384	$1,791
Office	148	174	312	559	303	1,496
Industrial	164	148	311	629	345	1,597
Apartments	9	62	90	279	112	552
Mixed use/other	32	21	49	64	50	216

Total recorded investment	$440	$700	$1,153	$2,165	$1,194	$5,652

% of total	8%	12%	20%	39%	21%	100%

Weighted-average loan-to-value	81%	71%	66%	61%	45%	61%

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$—	$1	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	5	5
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	—	—

Total recorded investment	$—	$—	$8	$1	$184	$193

% of total	—%	—%	4%	1%	95%	100%

Weighted-average loan-to-value	—%	—%	81%	5%	64%	65%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$103	$104
Office	—	—	8	—	76	84
Industrial	—	—	—	—	6	6
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	66	66

Total recorded investment	$—	$—	$9	$—	$251	$260

% of total	—%	—%	3%	—%	97%	100%

Weighted-average loan-to-value	—%	—%	55%	—%	79%	78%

(f) Restricted Commercial Mortgage Loans Related To Securitization Entities

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of the dates indicated:

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$131	40%	$140	42%
Industrial	77	24	81	24
Office	61	19	63	18
Apartments	53	16	53	15
Mixed use/other	3	1	5	1

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

	March 31, 2013		December 31, 2012
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$120	37%	$126	37%
Pacific	57	18	60	18
Middle Atlantic	53	16	55	16
East North Central	29	9	31	9
Mountain	21	6	21	6
West North Central	19	6	22	6
East South Central	14	4	16	5
West South Central	11	3	11	3
New England	1	1	—	—

Subtotal	325	100%	342	100%

Allowance for losses	(1)		(1)

Total	$324		$341

Of our restricted commercial mortgage loans as of March 31, 2013, $320 million were current and $5 million were past due for more than 90 days and still accruing interest. Of our restricted commercial mortgage loans as of December 31, 2012, $337 million were current and $5 million were past due for more than 90 days and still accruing interest.

As of March 31, 2013 and December 31, 2012, the total recorded investment of restricted commercial mortgage loans of $325 million and $342 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the three months ended March 31, 2013 or 2012 related to restricted commercial mortgage loans.

In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	0% -50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$118	$4	$6	$—	$3	$131
Industrial	73	—	4	—	—	77
Office	52	3	—	6	—	61
Apartments	28	4	21	—	—	53
Mixed use/other	3	—	—	—	—	3

Total recorded investment	$274	$11	$31	$6	$3	$325

% of total	84%	3%	10%	2%	1%	100%

Weighted-average debt service coverage ratio	1.73	1.31	1.20	0.93	0.44	1.64

	December 31, 2012
(Amounts in millions)	0% -50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$126	$4	$7	$—	$3	$140
Industrial	77	—	3	1	—	81
Office	54	3	—	6	—	63
Apartments	28	4	21	—	—	53
Mixed use/other	5	—	—	—	—	5

Total recorded investment	$290	$11	$31	$7	$3	$342

% of total	85%	3%	9%	2%	1%	100%

Weighted-average debt service coverage ratio	1.78	1.38	1.14	0.86	0.54	1.68

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$32	$35	$43	$131
Industrial	6	7	16	29	19	77
Office	4	22	10	20	5	61
Apartments	—	15	13	14	11	53
Mixed use/other	—	—	—	—	3	3

Total recorded investment	$15	$60	$71	$98	$81	$325

% of total	5%	18%	22%	30%	25%	100%

Weighted-average loan-to-value	53%	48%	38%	32%	28%	36%

	December 31, 2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$34	$36	$49	$140
Industrial	9	4	14	37	17	81
Office	4	22	14	12	11	63
Apartments	—	20	11	21	1	53
Mixed use/other	—	—	—	2	3	5

Total recorded investment	$18	$62	$73	$108	$81	$342

% of total	5%	18%	21%	32%	24%	100%

Weighted-average loan-to-value	51%	53%	37%	31%	29%	37%

There were no floating rate restricted commercial mortgage loans as of March 31, 2013 or December 31, 2012.

(g) Restricted Other Invested Assets Related To Securitization Entities

We have consolidated securitization entities that hold certain investments that are recorded as restricted other invested assets related to securitization entities. The consolidated securitization entities hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities comprise asset-backed securities, including residual interest in certain policy loan securitization entities and highly rated bonds that are primarily backed by credit card receivables.

(4) Investments

(a) Net Investment Income

Sources of net investment income were as follows for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Fixed maturity securities—taxable	$2,666	$2,697	$2,619
Fixed maturity securities—non-taxable	11	35	59
Commercial mortgage loans	340	365	391
Restricted commercial mortgage loans related to securitization entities (1)	32	40	39
Equity securities	19	19	14
Other invested assets (2)	206	162	104
Restricted other invested assets related to securitization entities (1)	1	—	2
Policy loans	123	120	112
Cash, cash equivalents and short-term investments	35	37	21

Gross investment income before expenses and fees	3,433	3,475	3,361
Expenses and fees	(90)	(95)	(95)

Net investment income	$3,343	$3,380	$3,266

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)

Included in other invested assets was $21 million, $15 million and $14 million of net investment income related to trading securities for the years ended December 31, 2012, 2011 and 2010, respectively.

(b) Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Available-for-sale securities:
Realized gains	$172	$210	$156
Realized losses	(143)	(160)	(151)

Net realized gains (losses) on available-for-sale securities	29	50	5

Impairments:
Total other-than-temporary impairments	(62)	(118)	(122)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	(44)	(14)	(86)

Net other-than-temporary impairments	(106)	(132)	(208)

Trading securities	21	27	19
Commercial mortgage loans	4	6	(29)
Net gains (losses) related to securitization entities (1)	81	(47)	(3)
Derivative instruments (2)	4	(99)	50
Contingent consideration adjustment	(6)	—	—
Other	—	—	23

Net investment gains (losses)	$27	$(195)	$(143)

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $1,491 million, $1,884 million and $1,932 million, respectively, which was approximately 92%, 93% and 93%, respectively, of book value.

The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Beginning balance	$646	$784	$1,059
Adoption of new accounting guidance related to securitization entities	—	—	(36)
Additions:
Other-than-temporary impairments not previously recognized	16	39	63
Increases related to other-than-temporary impairments previously recognized	55	82	117
Reductions:
Securities sold, paid down or disposed	(330)	(259)	(419)

Ending balance	$387	$646	$784

(c) Unrealized Investment Gains and Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)	2012	2011	2010
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$6,086	$3,742	$511
Equity securities	34	5	9
Other invested assets	(8)	(30)	(22)

Subtotal	6,112	3,717	498
Adjustments to DAC, PVFP, sales inducements and benefit reserves	(1,925)	(1,303)	(553)
Income taxes, net	(1,457)	(840)	25

Net unrealized investment gains (losses)	2,730	1,574	(30)
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	92	89	50

Net unrealized investment gains (losses) attributable to Genworth Financial, Inc.	$2,638	$1,485	$(80)

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Beginning balance	$1,485	$(80)	$(1,405)
Cumulative effect of changes in accounting	—	—	260
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	2,318	3,137	2,141
Adjustment to DAC	(159)	(101)	(233)
Adjustment to PVFP	(6)	(86)	(134)
Adjustment to sales inducements	(33)	(3)	(35)
Adjustment to benefit reserves	(424)	(560)	(273)
Provision for income taxes	(590)	(836)	(523)

Change in unrealized gains (losses) on investment securities	1,106	1,551	943
Reclassification adjustments to net investment (gains) losses, net of taxes of $(27), $(29) and $(71)	50	53	133

Change in net unrealized investment gains (losses)	1,156	1,604	1,336
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	3	39	11

Ending balance	$2,638	$1,485	$(80)

(d) Fixed Maturity and Equity Securities

As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,484	$1,025	$—	$(18)	$—	$5,491
Tax-exempt	308	16	—	(30)	—	294
Government—non-U.S.	2,173	250	—	(1)	—	2,422
U.S. corporate	22,873	3,317	19	(104)	—	26,105
Corporate—non-U.S.	14,577	1,262	—	(47)	—	15,792
Residential mortgage-backed	5,744	549	13	(124)	(101)	6,081
Commercial mortgage-backed	3,253	178	5	(82)	(21)	3,333
Other asset-backed	2,660	50	—	(65)	(2)	2,643

Total fixed maturity securities	56,072	6,647	37	(471)	(124)	62,161
Equity securities	483	41	—	(6)	—	518

Total available-for-sale securities	$56,555	$6,688	$37	$(477)	$(124)	$62,679

As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,946	$918	$—	$(1)	$—	$4,863
Tax-exempt	564	15	—	(76)	—	503
Government—non-U.S.	2,017	196	—	(2)	—	2,211
U.S. corporate	23,024	2,542	18	(325)	(1)	25,258
Corporate—non-U.S.	13,156	819	—	(218)	—	13,757
Residential mortgage-backed	5,695	446	9	(252)	(203)	5,695
Commercial mortgage-backed	3,470	157	4	(179)	(52)	3,400
Other asset-backed	2,686	18	—	(95)	(1)	2,608

Total fixed maturity securities	54,558	5,111	31	(1,148)	(257)	58,295
Equity securities	354	19	—	(14)	—	359

Total available-for-sale securities	$54,912	$5,130	$31	$(1,162)	$(257)	$58,654

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$655	$(18)	19	$—	$—	—	$655	$(18)	19
Tax-exempt	—	—	—	137	(30)	13	137	(30)	13
Government—non-U.S.	103	(1)	21	—	—	—	103	(1)	21
U.S. corporate	859	(19)	154	646	(85)	65	1,505	(104)	219
Corporate—non-U.S.	665	(9)	105	436	(38)	41	1,101	(47)	146
Residential mortgage-backed	152	(1)	32	494	(224)	278	646	(225)	310
Commercial mortgage-backed	183	(1)	20	749	(102)	130	932	(103)	150
Other asset-backed	282	(1)	42	185	(66)	18	467	(67)	60

Subtotal, fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938
Equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

% Below cost—fixed maturity securities:
<20% Below cost	$2,899	$(50)	393	$2,151	$(194)	337	$5,050	$(244)	730
20%-50% Below cost	—	—	—	445	(218)	128	445	(218)	128
>50% Below cost	—	—	—	51	(133)	80	51	(133)	80

Total fixed maturity securities	2,899	(50)	393	2,647	(545)	545	5,546	(595)	938

% Below cost—equity securities:
<20% Below cost	47	(2)	29	12	(1)	11	59	(3)	40
20%-50% Below cost	5	(2)	3	2	(1)	2	7	(3)	5

Total equity securities	52	(4)	32	14	(2)	13	66	(6)	45

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

Investment grade	$2,761	$(43)	356	$1,616	$(209)	235	$4,377	$(252)	591
Below investment grade (3)	190	(11)	69	1,045	(338)	323	1,235	(349)	392

Total for securities in an unrealized loss position	$2,951	$(54)	425	$2,661	$(547)	558	$5,612	$(601)	983

(1)	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.

As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 2% as of December 31, 2012.

Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

Of the $194 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was “BBB-” and approximately 62% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with corporate securities in the finance and insurance sector as well as mortgage-backed and asset-backed securities. The average fair value percentage below cost for these securities was approximately 8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$31	$(10)	2%	3	$—	$—	—%	—
U.S. corporate	34	(12)	2	3	—	—	—	—
Corporate—non-U.S.	29	(17)	3	7	—	—	—	—
Structured securities:
Residential mortgage-backed	28	(15)	2	12	5	(7)	1	8
Commercial mortgage-backed	15	(5)	1	5	—	(1)	—	1
Other asset-backed	33	(21)	3	2	—	—	—	—

Total structured securities	76	(41)	6	19	5	(8)	1	9

Total	$170	$(80)	13%	32	$5	$(8)	1%	9

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$9	$(9)	1%	1	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	179	(86)	14	76	32	(96)	16	62
Commercial mortgage-backed	53	(20)	3	17	8	(19)	3	7
Other asset-backed	34	(23)	4	2	6	(10)	2	2

Total structured securities	266	(129)	21	95	46	(125)	21	71

Total	$275	$(138)	22%	96	$46	$(125)	21%	71

For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

Tax-Exempt Securities

As indicated in the table above, $10 million of gross unrealized losses were related to tax-exempt securities that have been in a continuous unrealized loss position for more than 12 months and were more than 20% below cost. The unrealized losses for tax-exempt securities represent municipal bonds that were diversified by state as well as municipality or political subdivision within those states. Of these tax-exempt securities, the average unrealized loss was approximately $3 million which represented an average of 25% below cost. The unrealized losses continue to persist due to a combination of below market spreads, very low coupons, along with economic uncertainty related to special revenues supporting these obligations as well as certain securities having longer duration that may be viewed as less desirable in the current market place. Additionally, certain of these securities have been negatively impacted as a result of ratings downgrades of certain bond insurers associated with the security. In our analysis of impairment for these securities, we expect to recover our amortized cost from the cash flows of the underlying securities before any guarantee support. However, the existence of these guarantees may negatively impact the value of the debt security in certain instances. We performed an analysis of these securities and the underlying activities that are expected to support the cash flows and determined we expect to recover our amortized cost.

Corporate Debt Securities

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$63	$(29)	5%	10	$—	$—	—%	—

Total	$63	$(29)	5%	10	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Consumer-non-cyclical	$9	$(9)	1%	1	$—	$—	—%	—

Total	$9	$(9)	1%	1	$—	$—	—%	—

Of the total unrealized losses of $38 million for corporate fixed maturity securities presented in the preceding tables, $29 million, or 76%, of the unrealized losses related to issuers in the finance and insurance sector that were 32% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers’ financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. The $29 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. All of these hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

The remaining $9 million, or 24%, of the unrealized losses related to a single issuer in the consumer non-cyclical sector that was 50% below cost. This security represented a credit tenant lease related to a single store, where lease obligations were guaranteed by the parent and secured by the underlying property. The fair value of this security has been impacted by credit spreads that have widened since acquisition and reflect the uncertainty due to the recent declines in operating performance associated with the parent. Based on the parent’s continued free cash flow generation, its demonstrated ability to refinance large components of its liability structure, and its current liquidity position against upcoming maturities, we continue to expect to receive all contractual cash flows related to this security.

We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

Structured Securities

Of the $303 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $108 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$160	$(1)	2	$—	$—	—	$160	$(1)	2
Tax-exempt	—	—	—	230	(76)	72	230	(76)	72
Government—non-U.S.	90	(1)	25	8	(1)	8	98	(2)	33
U.S. corporate	1,721	(68)	175	1,416	(258)	136	3,137	(326)	311
Corporate—non-U.S.	1,475	(86)	188	705	(132)	75	2,180	(218)	263
Residential mortgage-backed	276	(5)	68	727	(450)	359	1,003	(455)	427
Commercial mortgage-backed	282	(36)	49	831	(195)	159	1,113	(231)	208
Other asset-backed	623	(3)	83	309	(93)	35	932	(96)	118

Subtotal, fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434
Equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

% Below cost—fixed maturity securities:
<20% Below cost	$4,545	$(156)	548	$2,758	$(252)	435	$7,303	$(408)	983
20%-50% Below cost	78	(30)	27	1,335	(653)	283	1,413	(683)	310
>50% Below cost	4	(14)	15	133	(300)	126	137	(314)	141

Total fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434

% Below cost—equity securities:
<20% Below cost	80	(6)	36	21	(1)	12	101	(7)	48
20%-50% Below cost	12	(5)	3	4	(2)	1	16	(7)	4

Total equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

Investment grade	$4,292	$(165)	502	$3,066	$(577)	479	$7,358	$(742)	981
Below investment grade (3)	427	(46)	127	1,185	(631)	378	1,612	(677)	505

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

(1)	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.

The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,606	$2,634
Due after one year through five years	10,578	11,139
Due after five years through ten years	11,120	12,266
Due after ten years	20,111	24,065

Subtotal	44,415	50,104
Residential mortgage-backed	5,744	6,081
Commercial mortgage-backed	3,253	3,333
Other asset-backed	2,660	2,643

Total	$56,072	$62,161

As of December 31, 2012, $4,962 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer—non-cyclical industry groups represented approximately 23%, 20% and 12% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholders’ equity.

As of December 31, 2012 and 2011, $1,049 million and $900 million, respectively, of securities were on deposit with various state or foreign government insurance departments in order to comply with relevant insurance regulations.

(e) Commercial Mortgage Loans

Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

	2012		2011
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,895	32%	$1,898	31%
Industrial	1,603	27	1,707	28
Office	1,580	27	1,590	26
Apartments	552	9	641	10
Mixed use/other	282	5	304	5

Subtotal	5,912	100%	6,140	100%

Unamortized balance of loan origination fees and costs	2		3
Allowance for losses	(42)		(51)

Total	$5,872		$6,092

	2012		2011
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$1,587	27%	$1,631	27%
Pacific	1,553	26	1,539	25
Middle Atlantic	739	13	734	12
East North Central	468	8	557	9
Mountain	463	8	497	8
West North Central	353	6	337	5
New England	343	6	388	6
West South Central	265	4	298	5
East South Central	141	2	159	3

Subtotal	5,912	100%	6,140	100%

Unamortized balance of loan origination fees and costs	2		3
Allowance for losses	(42)		(51)

Total	$5,872		$6,092

The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$3	$—	$3	$1,892	$1,895
Industrial	—	—	—	—	1,603	1,603
Office	2	—	—	2	1,578	1,580
Apartments	—	—	4	4	548	552
Mixed use/other	66	—	—	66	216	282

Total recorded investment	$68	$3	$4	$75	$5,837	$5,912

% of total commercial mortgage loans	1%	—%	—%	1%	99%	100%

	2011
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$107	$—	$—	$107	$1,791	$1,898
Industrial	3	—	—	3	1,704	1,707
Office	4	3	15	22	1,568	1,590
Apartments	—	—	—	—	641	641
Mixed use/other	1	—	—	1	303	304

Total recorded investment	$115	$3	$15	$133	$6,007	$6,140

% of total commercial mortgage loans	2%	—%	—%	2%	98%	100%

As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2012 and 2011.

As of and for the years ended December 31, 2012 and 2011, we modified or extended 38 and 39 commercial mortgage loans, respectively, with a total carrying value of $279 million and $252 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings. As of and for the year ended December 31, 2012, we did not modify or extend any commercial mortgage loans that were considered a troubled debt restructuring. As of and for the year ended December 31, 2011, we modified or extended one commercial mortgage loan with a total carrying value of $3 million that was considered a troubled debt restructuring. As part of this troubled debt restructuring, we forgave default penalties and fees. This troubled debt restructuring did not result in any forgiveness in the outstanding principal amount owed by the borrower or a change to the original contractual interest rate.

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Allowance for credit losses:
Beginning balance	$51	$59	$48
Charge-offs (1)	(2)	(5)	(23)
Recoveries	—	—	—
Provision	(7)	(3)	34

Ending balance	$42	$51	$59

Ending allowance for individually impaired loans	$—	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$42	$51	$59

Recorded investment:
Ending balance	$5,912	$6,140	$6,772

Ending balance of individually impaired loans	$—	$10	$30

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$5,912	$6,130	$6,742

(1)	Charge-offs in 2010 included $13 million related to held-for-sale commercial mortgage loans that were sold in the third quarter of 2010.

As of December 31, 2012, we had no individually impaired commercial mortgage loans. As of December 31, 2011, we had individually impaired commercial mortgage loans included within the office property type with a recorded investment of $10 million, an unpaid principal balance of $13 million, charge-offs of $3 million and an average recorded investment of $10 million.

In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	0% - 50%	51% -60%	61% -75%	76% -100%	Greater than 100% (1)	Total
Property type:
Retail	$548	$280	$874	$162	$31	$1,895
Industrial	462	242	671	188	40	1,603
Office	323	237	688	288	44	1,580
Apartments	167	140	201	29	15	552
Mixed use/other	68	24	103	81	6	282

Total	$1,568	$923	$2,537	$748	$136	$5,912

% of total	27%	16%	42%	13%	2%	100%

Weighted-average debt service coverage ratio	2.13	1.73	2.09	1.18	2.48	1.95

(1)	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.

	2011
(Amounts in millions)	0% - 50%	51% -60%	61% -75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$453	$247	$900	$268	$30	$1,898
Industrial	445	332	642	261	27	1,707
Office	364	281	546	283	116	1,590
Apartments	164	110	321	31	15	641
Mixed use/other	81	47	89	15	72	304

Total	$1,507	$1,017	$2,498	$858	$260	$6,140

% of total	25%	17%	40%	14%	4%	100%

Weighted-average debt service coverage ratio	2.28	1.89	2.16	1.19	2.26	2.01

(1)	Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments.

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$87	$295	$391	$634	$384	$1,791
Industrial	164	148	311	629	345	1,597
Office	148	174	312	559	303	1,496
Apartments	9	62	90	279	112	552
Mixed use/other	32	21	49	64	50	216

Total	$440	$700	$1,153	$2,165	$1,194	$5,652

% of total	8%	12%	20%	39%	21%	100%

Weighted-average loan-to-value	81%	71%	66%	61%	45%	61%

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$91	$322	$445	$595	$340	$1,793
Industrial	197	238	278	652	334	1,699
Office	188	130	341	395	452	1,506
Apartments	15	80	76	295	174	640
Mixed use/other	22	23	53	61	59	218

Total	$513	$793	$1,193	$1,998	$1,359	$5,856

% of total	9%	14%	20%	34%	23%	100%

Weighted-average loan-to-value	86%	72%	68%	59%	50%	63%

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$103	$104
Industrial	—	—	—	—	6	6
Office	—	—	8	—	76	84
Apartments	—	—	—	—	—	—
Mixed use/other	—	—	—	—	66	66

Total	$—	$—	$9	$—	$251	$260

% of total	—%	—%	3%	—%	97%	100%

Weighted-average loan-to-value	—%	—%	55%	—%	79%	78%

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$104	$105
Industrial	—	—	—	5	3	8
Office	—	—	8	—	76	84
Apartments	—	—	—	—	1	1
Mixed use/other	—	—	—	—	86	86

Total	$—	$—	$9	$5	$270	$284

% of total	—%	—%	3%	2%	95%	100%

Weighted-average loan-to-value	—%	—%	54%	44%	74%	72%

(f) Restricted Commercial Mortgage Loans Related To Securitization Entities

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of December 31:

	2012		2011
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$140	42%	$161	38%
Industrial	81	24	99	24
Office	63	18	86	21
Apartments	53	15	60	15
Mixed use/other	5	1	7	2

Subtotal	342	100%	413	100%

Allowance for losses	(1)		(2)

Total	$341		$411

	2012		2011
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$126	37%	$146	35%
Pacific	60	18	74	18
Middle Atlantic	55	16	65	16
East North Central	31	9	42	10
West North Central	22	6	28	7
Mountain	21	6	28	7
East South Central	16	5	17	4
West South Central	11	3	12	3
New England	—	—	1	—

Subtotal	342	100%	413	100%

Allowance for losses	(1)		(2)

Total	$341		$411

Of our restricted commercial mortgage loans as of December 31, 2012, $337 million were current and $5 million were past due for more than 90 days and still accruing interest. Of our restricted commercial mortgage loans as of December 31, 2011, $408 million were current, $2 million were 61 to 90 days past due and $3 million were past due for more than 90 days and still accruing interest.

As of December 31, 2012, the total recorded investment of restricted commercial mortgage loans of $342 million related to loans not individually impaired that were evaluated collectively for impairment. As of December 31, 2011, loans not individually impaired that were evaluated collectively for impairment were $412 million of the total recorded investment of restricted commercial mortgage loans of $413 million. A reduction to the provision for credit losses of $1 million was recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. There was no provision for credit losses recorded during the year ended December 31, 2011 related to restricted commercial mortgage loans. A provision for credit losses of $2 million was recorded during the year ended December 31, 2010 related to restricted commercial mortgage loans, which reflected our ending balance for allowance for credit losses and was required upon consolidation of securitization entities as of January 1, 2010.

In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$126	$4	$7	$—	$3	$140
Industrial	77	—	3	1	—	81
Office	54	3	—	6	—	63
Apartments	28	4	21	—	—	53
Mixed use/other	5	—	—	—	—	5

Total recorded investments	$290	$11	$31	$7	$3	$342

% of total	85%	3%	9%	2%	1%	100%

Weighted-average debt service coverage ratio	1.78	1.38	1.14	0.86	0.54	1.68

	2011
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$147	$9	$2	$—	$3	$161
Industrial	87	5	—	5	2	99
Office	63	9	6	6	2	86
Apartments	34	3	—	23	—	60
Mixed use/other	7	—	—	—	—	7

Total recorded investments	$338	$26	$8	$34	$7	$413

% of total	82%	6%	2%	8%	2%	100%

Weighted-average debt service coverage ratio	1.78	1.16	2.07	0.88	0.49	1.65

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

	2012
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$16	$34	$36	$49	$140
Industrial	9	4	14	37	17	81
Office	4	22	14	12	11	63
Apartments	—	20	11	21	1	53
Mixed use/other	—	—	—	2	3	5

Total recorded investments	$18	$62	$73	$108	$81	$342

% of total	5%	18%	21%	32%	24%	100%

Weighted-average loan-to-value	51%	53%	37%	31%	29%	37%

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$17	$49	$62	$28	$161
Industrial	15	10	21	23	30	99
Office	12	23	4	37	10	86
Apartments	12	14	7	22	5	60
Mixed use/other	—	—	—	2	5	7

Total recorded investments	$44	$64	$81	$146	$78	$413

% of total	10%	16%	20%	35%	19%	100%

Weighted-average loan-to-value	73%	48%	39%	36%	28%	41%

There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

See note 18 for additional information related to consolidated securitization entities.

(g) Restricted Other Invested Assets Related To Securitization Entities

We have consolidated securitization entities that hold certain investments that are recorded as restricted other invested assets related to securitization entities. The consolidated securitization entities hold certain investments as trading securities whereby the changes in fair value are recorded in current period income (loss). The trading securities comprise asset-backed securities, including residual interest in certain policy loan securitization entities and highly rated bonds that are primarily backed by credit card receivables. See note 18 for additional information related to consolidated securitization entities